Offsets	Sep. 16, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-93645
Initial Filing Date	Mar. 04, 2025
Fee Offset Claimed	$ 76.03
Explanation for Claimed Amount	The Registrant paid a filing fee of $459.20 in connection with the Registrant's Schedule TO-I filed on March 4, 2025, as amended on April 3, 2025 (File No. 005-93645), of which $76.03 remained unutilized and a filing fee of $536.67 in connection with the Registrant's Schedule TO-I filed on June 20, 2025, as amended on July 25, 2025 (File No. 005-93645), of which the total amount remained unutilized, the unutilized fees combined were used to partially offset the filing fee in relation to this filing.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-93645
Initial Filing Date	Jun. 20, 2025
Fee Offset Claimed	$ 536.67
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Stellus Private Credit BDC
Form or Filing Type	SC TO
File Number	005-93645
Filing Date	Mar. 04, 2025
Fee Paid with Fee Offset Source	$ 76.03
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Stellus Private Credit BDC
Form or Filing Type	SC TO
File Number	005-93645
Filing Date	Jun. 20, 2025
Fee Paid with Fee Offset Source	$ 536.67